Long-term Debt	3 Months Ended
Mar. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
Note 5 – Long-term Debt

In February 2012, the Company requested the consent of the U.S. Department of Transportation Maritime Administration (“MarAd”) with respect to the Company's planned redomestication (See Note 9).  MarAd had previously guaranteed certain of the Company's debt securities under the Title XI Federal Ship Financing Program, of which the principal amount outstanding was $226.1 million at March 31, 2012.  In April 2012, MarAd denied the Company's request for the continuation of the Government's loan guarantees after closing of the redomestication.  As a result, the Company has reclassified all principal amounts due under the notes to current as of March 31, 2012.  As required under the make-whole provisions of the indenture, the Company deposited with the bond trustee $10.6 million in cash, which was classified as restricted cash at March 31, 2012.  Total cash outlay for the retirement of the notes, which is expected to occur in the second and third quarters of 2012, is estimated to be $250.5 million, including principal, make-whole premiums and accrued interest.